Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0001130310
Registrant Name	CenterPoint Energy, Inc.
Registration File Number	333-272025
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES